Net Earnings per Share (Summary of Options Excluded from Calculation of Diluted Net Earnings per Share) (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [Line Items]
Number of options excluded	567,409	2,393,822
Performance option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2012 – 2014	2012 – 2015
Stock option plan years fully excluded [Member]
Earnings per share [Line Items]
Option plan years fully excluded	2022	2021